The movements in the impairment of other financial assets are as follows: (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Financial Assets And Liabilities
At the beginning		$ 6		$ 8
Impairment (1)		2	[1]	1	[1]
Reversal of unused amounts		(7)		(2)
Gain on monetary position, net				(1)
Reclasification to assets clasified as held for sales		(1)
At the end of the year				$ 6

[1]	It includes US$ 1 million and US$ 1 million corresponding to Discontinued operations for fiscal year 2020 and 2019, respectively.